Empower Large Cap Value Fund Expense Example - Empower Large Cap Value Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,210
Investor II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	$ 1,175